Note 4 - Loans Receivable, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans and Lease Commitments to Originate or Purchase Loans	$ 29,635,000	$ 39,507,000
Loans and Leases Receivable, Related Parties	2,800,000	3,100,000	3,100,000
Servicing Liability for Others Unpaid Principal Balance	379,700,000	411,800,000	428,200,000
Officers and Directors [Member] | Closed or Paid Off [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Collections	0
Officers and Directors [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Collections	128,000	106,000
Loans and Leases Receivable, Related Parties, Additions	224,000	281,000
Loans and Leases Receivable Related Parties Loans Sold	224,000	0
Officer [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Loans and Leases Receivable Related Parties Loans Reclassified	139,000
Fixed Rate Loans [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans and Lease Commitments to Originate or Purchase Loans	$ 21,200,000	$ 26,300,000
Minimum [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans and Lease Commitments Interest Percentage	3.00%	3.38%
Maximum [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans and Lease Commitments Interest Percentage	6.00%	5.79%